REVENUE (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Sales by Product Category
The Company’s sales by product category for its historical segments were as follows (in millions):

	Year Ended December 31,
	2020	2019	2018
Historic Office Segment
Office Systems	$359.1	$449.4	$439.2
Seating	101.0	131.2	131.0
Files and Storage	82.1	104.9	92.0
Ancillary	201.0	134.4	91.9
Other	32.5	53.9	43.0
Total Historical Office Segment	$775.7	$873.8	$797.1
Lifestyle Segment
Studio	374.8	439.9	395.2
Coverings	85.9	114.4	110.0
Total Lifestyle Segment	$460.7	$554.3	$505.2
Total Sales	$1,236.4	$1,428.1	$1,302.3

Summary of Changes in the Allowance for Doubtful Accounts
The following table summarizes the changes in the allowance for doubtful accounts for the periods presented (in millions):

	Balance at Beginning of Year	Provision	Charge-Offs	Other	Balance at End of Year
Year ended December 31, 2018	4.0	0.1	(0.4)	—	3.7
Year ended December 31, 2019	3.7	0.9	(0.7)	0.1	4.0
Year ended December 31, 2020	4.0	1.3	(0.5)	0.1	4.9